Expenses by Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Expenses by Nature
Employee benefit expense and other staff costs	$ 19,775	$ 24,187	$ 21,148
Capitalised within intangible assets	(511)	(1,956)	(4,920)
Legal and professional	5,935	12,415	6,355
Foreign exchange	(12,248)	(8,764)	13,535
Property costs	1,884	2,289	754
Share based compensation	(1,636)	14,118	21,742
Depreciation	1,756	901	369
Depreciation of right of use asset	1,432	1,642	923
Amortisation of intangible assets	375	91	0
Other expenses	6,415	10,278	11,071
Total administrative expenses	$ 23,177	$ 55,201	$ 70,977